SHARE-BASED COMPENSATION PLANS (Summary of Share Option Activity Under 2006 Option Plan and 2007 Incentive Plan) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Number of options
Beginning Balance	412,200
Forfeited	(10,000)
Expired	(49,000)
Ending Balance	353,200	412,200
Vested and expected to be vested at end of period	353,200
Exercisable at end of period	353,200
Weighted-average exercise price
Beginning balance	$ 1.48
Forfeited	1.36
Expired	0.92
Ending Balance	1.34	$ 1.48
Vested and expected to be vested at end of period	1.34
Exercisable at end of period	$ 1.34
Weighted-average remaining contractual life (Years)
Weighted-average remaining contractual life (year)	1 year 9 months	2 years 7 months 20 days
Forfeited	18 days
Vested and expected to be vested at end of period	1 year 9 months
Exercisable at end of period	1 year 9 months
Aggregate intrinsic value
Beginning Balance
Forfeited
Expired
Ending balance
Vested and expected to be vested
Ending Balance, Exercisable